Intangible assets and goodwill (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Acquisition of subsidiaries in Russia
Impairment losses on intangible assets acquired		$ (241)	$ 547
CGU Lightmap LLC
Acquisition of subsidiaries in Russia
EV/EBITDA				6.86	8.03
Impairment charge on goodwill			47,494
Impairment losses on intangible assets acquired			$ 547
Growth rate of revenues	26.00%		22.00%
EV/EBITDA exit			3
Discount to the peer multiples to EV/Bookings	30.00%		30.00%
Discount to the peer multiples to EV/EBITDA	2.00%		2.00%
Lightmap LLC
Acquisition of subsidiaries in Russia
Recoverable amount of the CGU			$ 9,606
Cash flow projections period			3 years
Lightmap LLC | CGU Lightmap LLC
Acquisition of subsidiaries in Russia
Impairment charge on goodwill			$ 46,947